Goodwill - Schedule of Goodwill, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Abstract]
Goodwill, net beginning balance
Acquisitions (Note 14)	4,454
Goodwill, net ending balance	$ 4,454